BORROWINGS (Details)	1 Months Ended			12 Months Ended
	Dec. 31, 2021 USD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2018 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2021 ZAR (R)	Dec. 31, 2020 ZAR (R)	Oct. 23, 2020 ZAR (R)	Feb. 19, 2020 ZAR (R)	Dec. 31, 2019 ZAR (R)
Disclosure of detailed information about borrowings [line items]
Total borrowings (note 33)	$ 1,909,000,000			$ 1,909,000,000	$ 1,931,000,000	$ 2,033,000,000
Current portion of borrowings (note 34)	(51,000,000)			(51,000,000)	(142,000,000)	(734,000,000)
Total non-current borrowings (note 34)	1,858,000,000			1,858,000,000	1,789,000,000	1,299,000,000
Reconciliation of borrowings (excluding lease liabilities)
Opening balance				1,931,000,000	2,033,000,000	2,050,000,000
Undrawn facilities	1,447,000,000			1,447,000,000	1,475,000,000	1,752,000,000
Proceeds from borrowings				822,000,000	2,226,000,000	168,000,000
Repayment of borrowings				(820,000,000)	(2,310,000,000)	(123,000,000)
Finance costs paid on borrowings				(115,000,000)	(114,000,000)	(122,000,000)
Deferred loan fees				(4,000,000)	4,000,000	(7,000,000)
Other borrowing fees				(11,000,000)	(15,000,000)
Interest charged to the income statement				106,000,000	115,000,000	127,000,000
Reclassification of finance leases to lease liabilities				0	0	(60,000,000)
Translation				0	(8,000,000)	0
Closing balance	1,909,000,000			1,909,000,000	1,931,000,000	2,033,000,000
Capitalised finance cost				(14,000,000)	(17,000,000)	(6,000,000)
Commitment fees, utilisation fees and other borrowing costs				10,000,000	13,000,000	12,000,000
Total finance costs paid				111,000,000	110,000,000	128,000,000
US dollar
Disclosure of detailed information about borrowings [line items]
Total borrowings (note 33)	1,829,000,000			1,829,000,000	1,884,000,000	1,893,000,000
Reconciliation of borrowings (excluding lease liabilities)
Opening balance				1,884,000,000	1,893,000,000
Closing balance	1,829,000,000			1,829,000,000	1,884,000,000	1,893,000,000
Australian dollar
Disclosure of detailed information about borrowings [line items]
Total borrowings (note 33)	33,000,000			33,000,000	0	21,000,000
Reconciliation of borrowings (excluding lease liabilities)
Opening balance				0	21,000,000
Closing balance	33,000,000			33,000,000	0	21,000,000
SA rand
Disclosure of detailed information about borrowings [line items]
Total borrowings (note 33)	0			0	0	72,000,000
Reconciliation of borrowings (excluding lease liabilities)
Opening balance				0	72,000,000
Closing balance	0			0	0	72,000,000
Tanzanian shillings
Disclosure of detailed information about borrowings [line items]
Total borrowings (note 33)	47,000,000			47,000,000	47,000,000	47,000,000
Reconciliation of borrowings (excluding lease liabilities)
Opening balance				47,000,000	47,000,000
Closing balance	47,000,000			47,000,000	47,000,000	47,000,000
Within one year
Disclosure of detailed information about borrowings [line items]
Total borrowings (note 33)	51,000,000			51,000,000	142,000,000	734,000,000
Reconciliation of borrowings (excluding lease liabilities)
Opening balance				142,000,000	734,000,000
Closing balance	51,000,000			51,000,000	142,000,000	734,000,000
Between one and two years
Disclosure of detailed information about borrowings [line items]
Total borrowings (note 33)	31,000,000			31,000,000	812,000,000	110,000,000
Reconciliation of borrowings (excluding lease liabilities)
Opening balance				812,000,000	110,000,000
Closing balance	31,000,000			31,000,000	812,000,000	110,000,000
Between two and five years
Disclosure of detailed information about borrowings [line items]
Total borrowings (note 33)	110,000,000			110,000,000	0	898,000,000
Reconciliation of borrowings (excluding lease liabilities)
Opening balance				0	898,000,000
Closing balance	110,000,000			110,000,000	0	898,000,000
After five years
Disclosure of detailed information about borrowings [line items]
Total borrowings (note 33)	1,717,000,000			1,717,000,000	977,000,000	291,000,000
Reconciliation of borrowings (excluding lease liabilities)
Opening balance				977,000,000	291,000,000
Closing balance	$ 1,717,000,000			$ 1,717,000,000	977,000,000	291,000,000
Rated bonds - issued October 2021
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)	3.375%	3.375%		3.375%			3.375%	3.375%
Notional amount	$ 750,000,000	$ 750,000,000		$ 750,000,000
Term of facility		7 years		7 years
Rated bonds - issued October 2020
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)	3.75%			3.75%			3.75%	3.75%
Notional amount	$ 700,000,000			$ 700,000,000
Term of facility				10 years
$300m Rated bonds
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)	6.50%			6.50%			6.50%	6.50%
Notional amount	$ 300,000,000			$ 300,000,000
Term of facility				30 years
Rated bonds - issued July 2012
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)	5.125%			5.125%			5.125%	5.125%
Notional amount	$ 750,000,000			$ 750,000,000
Term of facility				10 years
Multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF)
Disclosure of detailed information about borrowings [line items]
Notional amount	1,400,000,000		$ 1,400,000,000	$ 1,400,000,000			$ 500,000,000	R 1,400,000,000	R 1,400,000,000			R 1,400,000,000
Term of facility			5 years
Total borrowings (note 33)	33,000,000			33,000,000
Reconciliation of borrowings (excluding lease liabilities)
Undrawn facilities	1,367,000,000			1,367,000,000	1,400,000,000	1,379,000,000
Closing balance	$ 33,000,000			$ 33,000,000
Multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF) | LIBOR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (in percent)	1.45%			1.45%			1.45%	1.45%
Multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF) | BBSY
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (in percent)	1.45%			1.45%			1.45%	1.45%
Syndicated loan facility (R1bn)
Disclosure of detailed information about borrowings [line items]
Notional amount | R								R 1,000,000,000
Siguiri revolving credit facilities ($65m)
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 65,000,000			$ 65,000,000				R 65,000,000
Siguiri revolving credit facilities ($65m) | LIBOR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (in percent)	8.50%			8.50%			8.50%	8.50%
Reconciliation of borrowings (excluding lease liabilities)
Undrawn facilities	$ 30,000,000			$ 30,000,000
Geita revolving credit facility ($150m)
Disclosure of detailed information about borrowings [line items]
Notional amount	150,000,000			150,000,000				R 150,000,000	150,000,000			150,000,000
Capped amount, Tanzanian Shilling Facility	45,000,000			45,000,000
Reconciliation of borrowings (excluding lease liabilities)
Undrawn facilities	$ 40,000,000			$ 40,000,000	41,000,000	40,000,000
Tanzanian shilling component of unsecured $150m multi-currency facility
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)	12.50%			12.50%			12.50%	12.50%
US Dollar component of unsecured $150m multi-currency facility | LIBOR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (in percent)	6.70%			6.70%			6.70%	6.70%
Geita revolving credit facility ($150m) - 2021
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 150,000,000			$ 150,000,000
Term of facility	3 years
Capped amount, Tanzanian Shilling Facility	$ 87,000,000			$ 87,000,000
Tanzanian shilling component of 2021 unsecured $150m multi-currency facility
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)	12.50%			12.50%			12.50%	12.50%
US Dollar component of 2021 unsecured $150m multi-currency facility | LIBOR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (in percent)	6.70%			6.70%			6.70%	6.70%
Geita revolving credit facility ($150m), excl. Tanzanian Shilling component
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 150,000,000			$ 150,000,000
Syndicated revolving credit facility (R2.5bn) - SA rand
Disclosure of detailed information about borrowings [line items]
Notional amount | R								R 2,500,000,000	2,500,000,000	R 2,500,000,000		2,500,000,000
Reconciliation of borrowings (excluding lease liabilities)
Undrawn facilities						179,000,000
Syndicated revolving credit facility (R1.4bn) - SA rand
Disclosure of detailed information about borrowings [line items]
Notional amount | R								1,400,000,000	1,400,000,000		R 1,400,000,000	1,400,000,000
Reconciliation of borrowings (excluding lease liabilities)
Undrawn facilities						100,000,000
FirstRand Bank Limited (R150m; 2020: R500m; 2019: R750m) - SA rand
Disclosure of detailed information about borrowings [line items]
Notional amount | R								150,000,000	500,000,000			750,000,000
Reconciliation of borrowings (excluding lease liabilities)
Undrawn facilities	10,000,000			10,000,000	34,000,000	54,000,000
Revolving credit facility - $65m
Disclosure of detailed information about borrowings [line items]
Notional amount | R								R 65,000,000	R 65,000,000			R 65,000,000
Reconciliation of borrowings (excluding lease liabilities)
Undrawn facilities	30,000,000			30,000,000	0	0
Debt carried at amortised cost | Rated bonds - issued October 2021
Disclosure of detailed information about borrowings [line items]
Unsecured bonds	744,000,000			744,000,000	0	0
Debt carried at amortised cost | Rated bonds - issued October 2020
Disclosure of detailed information about borrowings [line items]
Unsecured bonds	693,000,000			693,000,000	692,000,000	0
Debt carried at amortised cost | Rated bonds - issued April 2010
Disclosure of detailed information about borrowings [line items]
Unsecured bonds	296,000,000			296,000,000	295,000,000	1,003,000,000
Debt carried at amortised cost | Rated bonds - issued July 2012
Disclosure of detailed information about borrowings [line items]
Unsecured bonds	0			0	764,000,000	762,000,000
Debt carried at amortised cost | Multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF)
Disclosure of detailed information about borrowings [line items]
Unsecured facilities	31,000,000			31,000,000	0	15,000,000
Reconciliation of borrowings (excluding lease liabilities)
Undrawn facilities	1,400,000,000			1,400,000,000
Debt carried at amortised cost | Multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF) | LIBOR
Disclosure of detailed information about borrowings [line items]
Unsecured facilities	0			0
Debt carried at amortised cost | Multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF) | Within one year | LIBOR
Disclosure of detailed information about borrowings [line items]
Unsecured facilities	0			0
Debt carried at amortised cost | Multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF) | Between one and two years | LIBOR
Disclosure of detailed information about borrowings [line items]
Unsecured facilities	0			0
Debt carried at amortised cost | Syndicated loan facility (R1bn)
Disclosure of detailed information about borrowings [line items]
Unsecured facilities						72,000,000
Debt carried at amortised cost | Siguiri revolving credit facilities ($65m)
Disclosure of detailed information about borrowings [line items]
Unsecured facilities	35,000,000			35,000,000	67,000,000	67,000,000
Debt carried at amortised cost | Siguiri revolving credit facilities ($65m) | LIBOR
Disclosure of detailed information about borrowings [line items]
Unsecured facilities	35,000,000			35,000,000
Debt carried at amortised cost | Siguiri revolving credit facilities ($65m) | Within one year | LIBOR
Disclosure of detailed information about borrowings [line items]
Unsecured facilities	35,000,000			35,000,000
Debt carried at amortised cost | Siguiri revolving credit facilities ($65m) | Between one and two years | LIBOR
Disclosure of detailed information about borrowings [line items]
Unsecured facilities	0			0
Debt carried at amortised cost | Geita revolving credit facility ($150m)
Disclosure of detailed information about borrowings [line items]
Unsecured facilities					113,000,000	114,000,000
Debt carried at amortised cost | Geita revolving credit facility ($150m) - 2021
Disclosure of detailed information about borrowings [line items]
Unsecured facilities	110,000,000			110,000,000
Debt carried at amortised cost | Geita revolving credit facility ($150m), excl. Tanzanian Shilling component | LIBOR
Disclosure of detailed information about borrowings [line items]
Unsecured facilities	63,000,000			63,000,000
Debt carried at amortised cost | Geita revolving credit facility ($150m), excl. Tanzanian Shilling component | Within one year | LIBOR
Disclosure of detailed information about borrowings [line items]
Unsecured facilities	0			0
Debt carried at amortised cost | Geita revolving credit facility ($150m), excl. Tanzanian Shilling component | Between one and two years | LIBOR
Disclosure of detailed information about borrowings [line items]
Unsecured facilities	$ 0			$ 0